BORROWINGS - Borrowings by Nature (Details)		1 Months Ended						12 Months Ended			60 Months Ended
	Jun. 30, 2020 EUR (€)	Nov. 30, 2021 EUR (€)	Nov. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€) target	Jun. 30, 2021 USD ($)	Feb. 28, 2021 EUR (€) target	Feb. 28, 2021 USD ($)	Dec. 31, 2021 EUR (€) credit_facility	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	May 20, 2026	Dec. 31, 2021 USD ($) credit_facility	Dec. 31, 2021 CHF (SFr) credit_facility	Jun. 30, 2021 USD ($) target	Feb. 28, 2021 USD ($) target	Jun. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Nominal value								€ 2,128,000,000
Gross lease liabilities								182,000,000
Arrangement fees								(23,000,000)
Accrued interests								24,000,000
Accrued interest lease liabilities								1,000,000
Borrowings								2,129,000,000	€ 2,391,000,000	€ 2,361,000,000
Leases								183,000,000	195,000,000
Non-current borrowings								1,871,000,000	2,299,000,000
Current borrowings								€ 258,000,000	92,000,000
Number of credit facilities | credit_facility								2				2	2
Redemption of senior notes								€ 1,041,000,000	200,000,000	€ 100,000,000
Secured Pan-U.S. ABL (due 2026)
Disclosure of detailed information about borrowings [line items]
Borrowings								0	0
Secured U.S. DDTL (expired in 2021)
Disclosure of detailed information about borrowings [line items]
Borrowings								0	0
Secured French PGE French Facility (due 2022)
Disclosure of detailed information about borrowings [line items]
Nominal value								180,000,000				$ 180,000,000
Arrangement fees								0
Accrued interests								0
Borrowings								€ 180,000,000	180,000,000
Extension period											5 years
Secured German Facility (expired 2021)
Disclosure of detailed information about borrowings [line items]
Nominal rate								2.00%
Borrowings								€ 0	0
Secured Inventory Facility (due 2023)
Disclosure of detailed information about borrowings [line items]
Borrowings								€ 0	0
Senior Unsecured Notes Issued May 2014 and due 2024
Disclosure of detailed information about borrowings [line items]
Nominal value | $												400,000,000
Nominal rate				5.75%	5.75%			5.75%
Borrowings								€ 0	325,000,000
Redemption of senior notes				€ 328,000,000	$ 400,000,000
Senior Unsecured Notes Issued February 2017 and due 2025
Disclosure of detailed information about borrowings [line items]
Nominal value | $												650,000,000
Nominal rate						6.625%	6.625%	6.625%
Borrowings								€ 0	534,000,000
Redemption of senior notes						€ 536,000,000	$ 650,000,000
Senior Unsecured Notes Issued November 2017 and due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value			$ 500,000,000					€ 265,000,000				300,000,000
Nominal rate		5.875%	5.875%					5.875%
Arrangement fees								€ (3,000,000)
Accrued interests								6,000,000
Borrowings								268,000,000	411,000,000
Redemption of senior notes		€ 177,000,000	$ 200,000,000
Senior Unsecured Note Issued November 2017 and due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value								€ 400,000,000
Nominal rate								4.25%
Arrangement fees								€ (4,000,000)
Accrued interests								6,000,000
Borrowings								402,000,000	401,000,000
Senior Unsecured Notes Issued June 2020 and due 2028
Disclosure of detailed information about borrowings [line items]
Nominal value	€ 290,000,000							€ 287,000,000				325,000,000				$ 325,000,000
Nominal rate	5.625%							5.625%
Arrangement fees								€ (4,000,000)
Accrued interests								1,000,000
Borrowings								284,000,000	260,000,000
Senior Unsecured Notes Issued February 2021 and due 2029
Disclosure of detailed information about borrowings [line items]
Nominal value						€ 412,000,000		€ 441,000,000				500,000,000			$ 500,000,000
Nominal rate						3.75%	3.75%	3.75%
Arrangement fees						€ (7,000,000)		€ (7,000,000)
Accrued interests								4,000,000
Borrowings								438,000,000	0
Number of sustainability performance targets | target						2									2
Senior Unsecured Notes Issued February 2021 and due 2029 | Starting in April and July 2026
Disclosure of detailed information about borrowings [line items]
Increase in borrowing nominal rate						0.125%	0.125%
Senior Unsecured Notes Issued February 2021 and due 2029 | Starting in April and July 2027
Disclosure of detailed information about borrowings [line items]
Increase in borrowing nominal rate						0.125%	0.125%
Senior Unsecured Notes Issued June 2021 and due 2029
Disclosure of detailed information about borrowings [line items]
Nominal value								€ 300,000,000				$ 300,000,000		$ 300,000,000
Nominal rate				3.125%	3.125%	3.75%	3.75%	3.125%
Arrangement fees				€ (6,000,000)				€ (5,000,000)
Accrued interests								5,000,000
Borrowings								300,000,000	0
Number of sustainability performance targets | target				2										2
Senior Unsecured Notes Issued June 2021 and due 2029 | Starting in April and July 2026
Disclosure of detailed information about borrowings [line items]
Increase in borrowing nominal rate				0.125%	0.125%
Senior Unsecured Notes Issued June 2021 and due 2029 | Starting in April and July 2027
Disclosure of detailed information about borrowings [line items]
Increase in borrowing nominal rate				0.125%	0.125%
Unsecured Revolving Credit Facility (expired in 2021)
Disclosure of detailed information about borrowings [line items]
Borrowings								0	0
Unsecured Swiss Facility (due 2025)
Disclosure of detailed information about borrowings [line items]
Nominal value								€ 14,000,000					SFr 15,000,000
Nominal rate								1.175%
Arrangement fees								€ 0
Accrued interests								0
Borrowings								€ 14,000,000	18,000,000
Unsecured German Facilities (expired 2021)
Disclosure of detailed information about borrowings [line items]
Nominal rate								2.12%
Borrowings								€ 0	0
Other loans
Disclosure of detailed information about borrowings [line items]
Nominal value								59,000,000
Arrangement fees								0
Accrued interests								1,000,000
Borrowings								60,000,000	€ 67,000,000
Financing Arrangements
Disclosure of detailed information about borrowings [line items]
Borrowings								€ 41,000,000